Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Measuring inventories [Abstract]
Schedule of Breakdown of Inventories
The following table provides a breakdown for inventories (net of the provision for slow moving and obsolete inventories):

	At December 31,
(€ thousands)	2023	2022
Raw materials, ancillary materials and consumables	90,460	61,822
Work-in-progress and semi-finished products	46,735	63,019
Finished goods	385,394	286,010
Total inventories	522,589	410,851

Schedule of Changes in Provision for Slow Moving and Obsolete Inventories
The following table provides the changes in the total provision for slow moving and obsolete inventories for the years ended December 31, 2023 and 2022.

	2023	2022
At January 1,	(147,819)	(136,822)
Provisions	(59,558)	(28,561)
Utilizations and releases	27,708	22,707
Exchange differences and other changes	4,447	(5,143)
At December 31,	(175,222)	(147,819)